PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.    PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2017	2018
Cost:
Buildings	247	247
Leasehold improvements	6,453	7,389
Furniture, fixtures and equipment	1,034	1,162
Motor vehicles	1	1
	7,735	8,799
Less: Accumulated depreciation	(3,707)	(4,344)
	4,028	4,455
Construction in progress	495	563
Property and equipment, net	4,523	5,018

Depreciation expense was RMB674,  RMB753 and RMB847 for the years ended December 31, 2016, 2017 and 2018, respectively.

The Group occasionally demolishes certain leased hotels due to local government zoning requirements, which typically results in receiving compensation from the government.